UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     May 9, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $92,824 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     6638   138900 SH       SOLE                   138900
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     8293   183915 SH       SOLE                   183915
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     6934    88380 SH       SOLE                    88380
PUT/EEM (EEMRA)@105 EXP06/16/2007
ISHARES MSCI EMERGING MKT INDEX FUND ETF        4640039RA     1093     3769 SH  PUT  SOLE                     3769
PUT/EEM (EEMRB)@110 EXP06/16/2007
ISHARES MSCI EMERGING MKT INDEX FUND ETF        4640029RB     1877     4578 SH  PUT  SOLE                     4578
MECHEL OAO                     SPONSORED ADR    583840103    13629   409890 SH       SOLE                   409890
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    25481   455352 SH       SOLE                   455352
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101     3816    42710 SH       SOLE                    42710
TAM SA                         SP ADR REP PFD   87484D103     8019   301930 SH       SOLE                   301930
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    17044   454868 SH       SOLE                   454868